Contingent Liabilities and Assets	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Contingent liabilities and assets
E.1	Contingent liabilities and assets

	2022 US$m	2021 US$m
Contingent liabilities at reporting date

Contingent liabilities	161	195
Guarantees	2	7
	163	202
Contingent liabilities relate predominantly to possible obligations whose existence will only be confirmed by the occurrence or non-occurrence
of uncertain future events, and therefore the Group has not provided for such amounts in these financial statements. Additionally, there are a number of other claims and possible claims that have arisen in the course of business against entities in the Group, the outcome of which cannot be estimated at present and for which no amounts have been included in the table above.
The Group has contingent
 assets of $199 million as at 31 December 2022 (2021: nil)
.